Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000015521 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	0.14%		2.03%
C000087984 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	0.34%		2.23%
C000189669 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	0.37%	2.74%
C000015522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.09%	(1.03%)		1.31%
C000015524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	(0.86%)		1.02%
C000015525 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%	0.62%		1.57%
C000087985 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	0.81%		1.77%
C000189670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%	0.84%	2.16%
C000087986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.58%)	(0.56%)		0.85%
C000087987 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	(0.38%)		0.57%
Without Sales Load [Member] | C000015522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	(0.11%)		1.78%
Without Sales Load [Member] | C000087986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	0.36%		1.31%
S&P National AMT-Free Municipal Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	0.57%	2.21%	1.85%
S&P National AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	0.57%	2.21%
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	0.12%		2.27%
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	0.12%	2.49%
S&P Intermediate Term California AMT-Free Municipal Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	0.90%	2.00%	1.69%